Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

November 14, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	REX ETF Trust

To whom it may concern:

On behalf of REX ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant’s registration statement on Form N-1A as filed on November 14, 2024 (the “Registration Statement”). The Registration Statement relates to REX COIN Covered Call ETF, REX MSTR Covered Call ETF, REX NVDA Covered Call ETF and REX TSLA Covered Call ETF, each a series of the Registrant.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures